Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2015	2016

Prepayment of advertising fees	$209,778	$492,672
Advertising deposit	196,290	172,985
Advances to suppliers	1,272,519	701,033
VAT refund receivable	68,429	174,542
Interest receivable (i)	65	237,013
Prepayment of office rental	170,536	524,805
Advances to Yinglibao	-	582,440
Advances to employees	331,095	747,000
Amounts due from equity method investee	212,904	-
Advances to consulting service fees	-	171,052
Insurance receivable (Note 23)	-	3,000,000
Consideration receivable	-	166,907
Other current assets	1,027,031	1,270,593
	$3,488,647	$8,241,042